Accrued Warranty Costs	12 Months Ended
Dec. 31, 2010
Accrued Warranty Costs [Abstract]
ACCRUED WARRANTY COSTS

18.	ACCRUED WARRANTY COSTS

The Company’s accrued warranty costs are based on the Company’s best estimates of product failure rates and costs to repair. The movement of the Company’s accrued warranty costs is summarized below:

	At December 31,
	2009	2010

Beginning balance	$41.4	$55.2
Warranty provision	16.8	28.8
Warranty costs incurred	(3.0)	(3.0)

Ending balance	$55.2	$81.0

Additionally, a few of the customers have requested post-sales obligations. These obligations have primarily consisted of (i) guaranteeing minimum system output for a certain period of time, normally less than two years, which require the Company to compensate the customer for losses if the system output is lower than the minimum requirement; and (ii) providing certain post-sales system quality warranty for a certain period of time, normally less than 2 years. The Company evaluates the potential warranty expense and records a warranty accrual at the time when the revenue is recognized as 1% of the revenue and believes its warranty accrual is sufficient.